UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

MSS Series Trust
The Fallen Angels Income Fund
Schedule of Investments
April 30, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 73.53%

Communications - 6.77%
3,847	The Walt Disney Co. *	526,964
1,973	Twenty-First Century Fox, Inc. Class A *	76,940
		603,904
Consumer Discretionary - 10.38%
5,600	eBay, Inc.	217,000
1,135	McDonalds Corp.	224,242
3,234	Starbucks Corp.	251,217
2,235	Yum! Brands, Inc.	233,312
		925,771
Consumer Staples - 7.43%
2,175	Anheuser-Busch InBev SA ADR *	193,445
1,828	PepsiCo, Inc.	234,075
2,720	Philip Morris International, Inc.	235,443
		662,963
Financials - 10.14%
435	BlackRock, Inc.	211,079
4,790	Charles Schwab Corp.	219,286
2,125	JP Morgan Chase & Co.	246,606
4,700	Wells Fargo & Co.	227,527
		904,499
Healthcare - 9.16%
2,295	AbbVie, Inc.	182,200
468	Alcon, Inc. *	27,238
1,575	Johnson & Johnson	222,390
2,340	Novartis AG ADR	192,418
4,748	Pfizer, Inc.	192,816
		817,062
Industrials - 11.14%
1,343	Dow, Inc. *	76,188
4,030	DowDuPont, Inc.	154,954
736	Lockheed Martin Corp.	245,331
1,235	Norfolk Southern Corp.	251,965
1,498	Union Pacific Corp.	265,206
		993,643
Information Technology - 18.49%
1,182	Apple, Inc.	237,192
990	Intuit, Inc.	248,549
1,104	MasterCard, Inc.	280,681
2,053	Microsoft Corp.	268,122
3,110	Paychex, Inc.	262,204
502	Red Hat, Inc. *	91,630
1,585	Visa, Inc. Class A	260,622
		1,649,000

Transportation - .00%
45,000	Sea Containers Ltd. Class A (Bermuda) †	-

TOTAL FOR COMMON STOCKS (Cost $4,443,526) - 73.53%		6,556,842

CORPORATE BONDS - 13.94%
Consumer Discretionary - 9.45%
200,000	Energizer Holdings, 4.7%	206,500
220,000	Under Armour, 3.25%, 06/15/2026	202,987
204,000	WYNN, 5.25%, 05/15/2027	199,155
235,000	Yum Brands, 3.75%, 11/01/2021	234,413
		843,054
Information Technology - 2.28%
200,000	Verisign, Inc., 4.625%, 05/01/2023	203,000

Utilities - 2.21%
200,000	Suburban Propane Partners L.P., 5.75%, 03/01/25	196,750

TOTAL FOR CORPORATE BONDS (Cost $1,225,950) - 13.94%		1,242,804

U.S. GOVERNMENT AGENCIES & OBLICATIONS - 2.23%
200,000	US Treasury, 0.0%, 06/17/2019	199,248

TOTAL FOR U.S. TREASURY BILLS (Cost $198,987) - 2.23%		199,248

PREFERRED SECURITIES - 2.98%
Financials - 2.98%
201	Bank of America, 7.25%,	265,423

TOTAL FOR PREFERRED SECURITIES (Cost $237,954) - 2.98%		265,423

STRUCTURED NOTES - 2.17%

Financials - 2.17%
25,000	JP Morgan Chase & Co., 4.095%, 08/31/28 **	18,500
13,000	Morgan Stanley, 10.00%, 12/31/34	7,459
14,000	Morgan Stanley, 7.15%, 08/30/28 **	15,579
24,000	Morgan Stanley, 7.00%, 09/30/30	26,840
10,000	Morgan Stanley, 0.00%, 08/19/33 **	5,863
5,000	Morgan Stanley, 0.00%, 08/29/34 **	2,925
25,000	Morgan Stanley, 0.00%, 08/19/28 **	16,625
25,000	Morgan Stanley, 4.81%, 09/27/28 **	15,406
22,000	Morgan Stanley, 5.40%, 06/30/34 **	13,090
20,000	Morgan Stanley, 10.00%, 3/31/35 **	11,350
34,000	Natixis U.S. LLC., 0.00%, 08/29/33 **	26,486
10,000	Natixis U.S. LLC., 1.868%, 04/30/34 **	7,306
15,000	Natixis U.S. LLC., 0.00%, 03/31/34 **	8,363
10,000	Natixis U.S. LLC., 5.908%, 10/31/34 **	5,963
10,000	Nomura, 3.54%, 05/30/2034	5,914
10,000	The Bank of Nova Scotia, 0.768%, 08/28/34 (Canada) **	6,011

TOTAL FOR STRUCTURED NOTES (Cost $211,362) - 2.17%		193,679

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $2,242) - .01%		492

SHORT TERM INVESTMENTS - 6.18%
551,287	First American Treasury Obligation Fund Class Z 2.32% **	551,287

TOTAL SHORT TERM INVESTMENTS (Cost $551,287) - 6.18%		551,287

TOTAL INVESTMENTS (Cost $6,913,281) - 101.03%		9,009,775

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $99,242) - (1.08%)		(95,901)

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $3,943) - -(.01%)		(1,032)

OTHER ASSETS LESS LIABILITIES (0.05%)		4,759

NET ASSETS - 100.00%		$ 8,917,601

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2019.

*** At April 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,913,281, amounted to $2,096,494, which consisted of aggregate gross unrealized appreciation of $2,544,211 and aggregate gross unrealized depreciation of $447,717.

MSS Series Trust
The Fallen Angels Income Fund
Notes to Financial Statements
April 30, 2019 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,913,281, amounted to $2,096,494, which consisted of aggregate gross unrealized appreciation of $2,544,211 and aggregate gross unrealized depreciation of $447,717.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	6,556,842	$0	$0	$6,556,842
Corporate Bonds	$0	1,242,804	$0	$1,242,804
Preferred Securities	265,423	$0	$0	$265,423
U.S. Treasury Bills	$0	199,248	$0	$199,248
Structured Notes	$0	193,679	$0	$193,679
Cash Equivalents	551,287	$0	$0	$551,287
Total	$7,373,552	$1,635,731	$0	$9,009,283

Valuation Inputs of Short Equity	Level 1	Level 2	Level 3	Total
Common Stock	95,901	$0	$0	95,901
Total	95,901	$0	$0	$95,901

MSS Series Trust
The Fallen Angels Income Fund
Schedule of Securities Sold Short
April 30, 2019 (Unaudited)

Shares					Value

COMMON STOCKS *

Consumer Discretionary
320	Tesla, Inc.				76,381
2,000	Waitr Holdings				19,520
					95,901

COMMON STOCKS SOLD SHORT (Proceeds $167,652)					95,901

ADR - American Depository Receipt.
* Non-income producing during the period.

	MSS Series Trust
	The Fallen Angels Income Fund
	Schedule of Options Purchased
	April 30, 2019 (Unaudited)

CALL OPTIONS * - .00%
Underlying Security	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value
Tesla, Inc.	12	$ 2,242	285	5/17/2019	$ 492

TOTAL PURCHASED OPTIONS (Premiums Paid $2,242) - .02%					$ 492

ADR - American Depository Receipt.
* Non-income producing during the period.

	MSS Series Trust
	The Fallen Angels Income Fund
	Schedule of Options Written
	April 30, 2019 (Unaudited)

CALL OPTIONS * - .00%
Underlying Security	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value
Tesla, Inc.	12	$ 3,943	275	5/17/2019	$ 1,032

TOTAL WRITTEN OPTIONS (Premiums Received $3,943) - .04%					$ 1,032

ADR - American Depository Receipt.
* Non-income producing during the period.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  June 25, 2019

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  June 25, 2019

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  June 25, 2019